MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000
TWO WORLD TRADE CENTER,
NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

The six-month period ended September 30, 2000, was difficult for global equity markets as investors became concerned about corporate profits against a backdrop of slowing global economic growth. The uncertainty associated with these concerns resulted in negative equity returns to investors in all but a few small global markets. Despite these unfavorable recent results, we remain optimistic about the long-term prospects for the high-quality companies sought out by Morgan Stanley Dean Witter Global Dividend Growth Securities.

PERFORMANCE

For the six-month period ended September 30, 2000, the Fund's Class B Shares posted a total return of -4.75 percent, outperforming the Morgan Stanley Capital International (MSCI) World Index, which returned -8.39 percent.* For the same period, the Fund's Class A, C and D shares posted total returns of -4.38 percent, -4.75 percent and -4.31 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

In our letter to you six months ago, we wrote about the narrowness of the global equity indexes, describing how a few sectors -- namely technology, media and telecommunications -- drove country indexes higher, masking the benign performance of most other industries. We also explained that we have generally avoided the fast-growing
----------------

 * The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The
     Index does not include any expenses, fees or charges. The
     Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000 CONTINUED
TWO WORLD TRADE CENTER,
NEW YORK, NEW YORK 10048

technology, media and telecommunications industries because of the Fund's emphasis on established companies that pay dividends. This lack of exposure proved fortuitous in the recent period, in which concerns about decelerating growth rates resulted in large negative returns for these industries. It is primarily for this reason that the Fund outperformed its benchmark over the period.

UNITED STATES

Despite recent signs that U.S. economic growth may be moderating, the domestic economy continued to grow strongly over the period. Continued rises in productivity offset the impact of wage increases and other inflationary pressures. Personal consumption was strong, aided by the so-called "wealth effect" resulting from years of strong stock returns. Recent weakness in the U.S. equity market may prove to curtail the strength in consumer spending. U.S. government bond yields rose steadily over the period as the federal funds rate was increased by 50 basis points in May in an effort to maintain economic growth while avoiding inflation.

Our expectations of lower U.S. equity market returns seem to be coming true. Investors are once again focusing on the valuations of stocks, leaving sectors such as technology and telecommunications vulnerable to continued weakness. Accordingly, the Fund remains committed to the more attractively valued sectors of the market, where expectations seem much more realistic. We are currently targeting 33 percent of the Fund's net assets toward U.S. equity investments, an increase of 2 percent over six months ago. In some cases, dramatic weakness among technology and telecom stocks has presented attractive opportunities to purchase the more established companies in those industries. Recent additions to the Fund's portfolio have included Verizon Communications, SBC Communications, Honeywell International, Compaq Computer, Electronic Data Systems and Computer Associates.

JAPAN AND THE PACIFIC RIM

The Bank of Japan recently abandoned its long-standing policy of attempting to stimulate economic recovery by maintaining interest rates at virtually zero percent. Higher interest rates may force Japanese corporations to restructure further, a development that may cause near-term pain in exchange for long-term gain. Although moderate, economic growth is recovering, driven more by corporate capital expenditure than personal consumption.

We expect Japanese gross-domestic-product growth to be approximately 1.5 percent this fiscal year, constrained in part by its dependence on high-priced imported oil. Despite the negative effects of high oil prices, sentiment among large manufacturers appears to be improving. This stands in

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000 CONTINUED
TWO WORLD TRADE CENTER,
NEW YORK, NEW YORK 10048

contrast to the attitudes among smaller Japanese companies, which have seen no improvement in sales to the domestic consumer. We thus remain committed to our strategy of maintaining a heavier exposure to the larger Japanese manufacturers, particularly the automobile and electronics exporters that rely heavily upon non-Japanese economic activity. We are currently targeting 13 percent of the Fund's net assets toward Japan, a decrease of 2.5 percent from six months ago. NTT Docomo was the only new Japanese position added to the Fund during the period.

Around the Pacific Rim, the Fund gained new exposure to Singapore by buying shares in Singapore Airlines and DBS Bank. Our investment case for Singapore centers on its relative economic stability, consistent with our conservative management style, as well as very attractive stock valuations. Singapore's equity market has been among the least volatile in the region; its currency did not depreciate to any great extent, even through recent regional currency crises; its sovereign debt credit rating is on a par with those of Japan and the United States according to S&P, and it has been named the "world's most competitive economy" for four consecutive years by the World Economic Forum. We also remain positive about Hong Kong, a market we have long been exposed to, and are currently targeting 3 percent of the Fund's net assets to that market.

EUROPE

European markets performed reasonably well during the period, outperforming the MSCI World Index in local currency terms though not when measured in U.S. dollars. The euro, only 21 months old, continued its downward trend versus the U.S. dollar as European economic growth seems to be slowing more than growth in the United States. In addition, oil- and currency-related inflation risks have intensified, keeping the European Central Bank in a tightening mode.

There has been much debate about whether Europe can expect an information technology-driven surge in productivity similar to that experienced in the United States. While it will likely be a long time before any conclusions can be drawn, European companies are spending heavily on information technology and appear to be planting the seeds for such a scenario to take hold. However, further structural reforms are needed, including larger tax cuts across Europe and changes to labor laws, which would facilitate corporate restructuring. The focus on shareholder value is spreading across Europe but still has a long way to go before reaching the levels seen in the United States.

Like most other analysts as well as investors, we have been frustrated in our call for an appreciation of the euro. Our supposition has been predicated partly on the narrowing of inflation and interest-rate differentials with the United States but also on expectations of a shift of investment flows back into Europe. Although the Fund remains overweighted in Europe relative to the MSCI World Index, we

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 2000 CONTINUED
TWO WORLD TRADE CENTER,
NEW YORK, NEW YORK 10048

concede that our optimism has proved to be premature. The current weakness of U.S. technology stocks just may provide the catalyst for a period of outperformance by European equity markets. We are currently targeting 24 percent of the Fund's net assets to the countries that make up the European Monetary Union, 4 percent to Scandinavian markets, 6 percent to Switzerland and 11 percent to the United Kingdom. Within Europe we are emphasizing banks, telecommunications services, consumer staples and chemicals.

AUSTRALIA AND CANADA

Both Australia and Canada, as resource-oriented markets, are benefiting from rising commodity prices and strong economic growth in their respective geographic regions. We expect Australia's economic strength to continue because exports are rising. Income-tax cuts in Australia have lifted disposable incomes, so consumer sentiment is also improving. Canada's economic fundamentals are also strong, driven by rising exports and higher corporate capital expenditures. The strength in both markets should boost corporate profits. We are continuing to target 2.5 percent of the Fund's net assets to each market, unchanged from six months ago.

LOOKING AHEAD

We remain optimistic about the long-term prospects for the stocks of well-established large-cap companies around the world. We will remain sensitive to any developments that would necessitate a change to the Fund's country allocations and portfolio holdings.

We appreciate your ongoing support of Morgan Stanley Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FUND PERFORMANCE SEPTEMBER 30, 2000

                                      AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------
                   CLASS A SHARES*                                    CLASS B SHARES**
   -----------------------------------------------     -----------------------------------------------
   PERIOD ENDED 9/30/00                                PERIOD ENDED 9/30/00
   -------------------------                           -------------------------
   1 Year                     (4.50)%(1) (9.51)%(2)    1 Year                     (5.24)%(1) (9.34)%(2)
   Since Inception (7/28/97)   3.17%(1)   1.44%(2)     5 Years                     9.22%(1)   8.96%(2)
                                                       Since Inception (6/30/93)  10.19%(1)  10.19%(2)

                   CLASS C SHARES+                                     CLASS D SHARES++
   -----------------------------------------------      -----------------------------------------------
   PERIOD ENDED 9/30/00                                 PERIOD ENDED 9/30/00
   -------------------------                            -------------------------
   1 Year                     (5.17)%(1) (5.99)%(2)     1 Year                     (4.34)%(1)
   Since Inception (7/28/97)   2.42%(1)   2.42%(2)      Since Inception (7/28/97)   3.40%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

  NUMBER OF
   SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS (96.0%)
               AUSTRALIA (2.6%)
               AIRLINES
  5,500,000    Quantas Airways Ltd......................................................................  $   10,621,024
                                                                                                          --------------
               CONTAINERS/PACKAGING
  3,750,000    Amcor Ltd................................................................................      10,384,998
                                                                                                          --------------
               MAJOR BANKS
  1,550,000    Australia & New Zealand Banking Group Ltd................................................      11,175,054
    625,000    Commonwealth Bank of Australia...........................................................       9,365,025
                                                                                                          --------------
                                                                                                              20,540,079
                                                                                                          --------------
               MAJOR TELECOMMUNICATIONS
  2,750,000    Telstra Corp., Ltd.......................................................................       9,017,569
                                                                                                          --------------
               OIL & GAS PRODUCTION
  3,500,000    Santos Ltd...............................................................................      11,970,945
                                                                                                          --------------

               TOTAL AUSTRALIA..........................................................................      62,534,615
                                                                                                          --------------
               BELGIUM (0.8%)
               FINANCIAL CONGLOMERATES
    615,000    Fortis (B Shares)........................................................................      18,901,542
                                                                                                          --------------

               CANADA (2.7%)
               ALUMINUM
    400,000    Alcan Aluminium Ltd......................................................................      11,633,169
                                                                                                          --------------
               FINANCIAL CONGLOMERATES
  1,050,000    EdperBrascan Corp. (Class A).............................................................      13,591,442
                                                                                                          --------------
               MAJOR BANKS
    425,000    Toronto-Dominion Bank....................................................................      12,501,664
                                                                                                          --------------
               MAJOR TELECOMMUNICATIONS
    500,000    Telus Corp. (Non-Voting).................................................................      13,010,781
                                                                                                          --------------
               OIL & GAS PIPELINES
    620,000    Enbridge Inc.............................................................................      14,276,587
                                                                                                          --------------

               TOTAL CANADA.............................................................................      65,013,643
                                                                                                          --------------

               FINLAND (1.3%)
               INFORMATION TECHNOLOGY SERVICES
    600,000    Tietoenator Oyj ABP......................................................................      16,932,480
                                                                                                          --------------
               TELECOMMUNICATION EQUIPMENT
    350,000    Nokia Oyj................................................................................      14,173,897
                                                                                                          --------------

               TOTAL FINLAND............................................................................      31,106,377
                                                                                                          --------------
 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------

               FRANCE (6.0%)
               AUTOMOTIVE AFTERMARKET
    600,000    Compagnie Generale des Etablissements Michelin (B Shares)................................  $   16,667,910
                                                                                                          --------------
               CONSTRUCTION MATERIALS
    243,216    Lafarge S.A..............................................................................      16,730,391
                                                                                                          --------------
               CONTAINERS/PACKAGING
    135,000    Compagnie de Saint-Gobain................................................................      16,965,551
                                                                                                          --------------
               MAJOR BANKS
    200,000    BNP Paribas..............................................................................      17,620,362
    340,000    Societe Generale.........................................................................      18,995,244
                                                                                                          --------------
                                                                                                              36,615,606
                                                                                                          --------------
               MISCELLANEOUS MANUFACTURING
    380,000    Compagnie Generale d'Industrie et de Participations......................................      16,689,075
                                                                                                          --------------
               MULTI-LINE INSURANCE
    390,000    Assurances Generales de France...........................................................      20,980,401
                                                                                                          --------------
               OIL REFINING/MARKETING
    132,000    Total Fina Elf...........................................................................      19,300,911
                                                                                                          --------------

               TOTAL FRANCE.............................................................................     143,949,845
                                                                                                          --------------

               GERMANY (5.4%)
               APPAREL/FOOTWEAR
    340,000    Adidas-Salomon AG........................................................................      18,590,452
                                                                                                          --------------
               CHEMICALS: MAJOR DIVERSIFIED
    460,000    BASF AG..................................................................................      16,247,244
    450,000    Bayer AG.................................................................................      16,628,225
                                                                                                          --------------
                                                                                                              32,875,469
                                                                                                          --------------
               INDUSTRIAL CONGLOMERATES
    390,000    E. ON AG.................................................................................      20,086,154
    600,000    MAN AG...................................................................................      15,715,458
    128,000    Siemens AG (Registered Shares)...........................................................      16,452,726
    665,000    Thyssen Krupp AG.........................................................................       8,931,839
                                                                                                          --------------
                                                                                                              61,186,177
                                                                                                          --------------
               MOTOR VEHICLES
    350,000    DaimlerChrysler AG.......................................................................      15,596,843
                                                                                                          --------------

               TOTAL GERMANY............................................................................     128,248,941
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               HONG KONG (1.8%)
               ELECTRIC UTILITIES
  3,000,000    CLP Holdings Ltd.........................................................................  $   13,466,891
                                                                                                          --------------
               REAL ESTATE DEVELOPMENT
  1,175,000    Cheung Kong (Holdings) Ltd...............................................................      14,165,886
  1,520,000    Sun Hung Kai Properties Ltd..............................................................      14,328,772
                                                                                                          --------------
                                                                                                              28,494,658
                                                                                                          --------------
               TOTAL HONG KONG..........................................................................      41,961,549
                                                                                                          --------------

               IRELAND (0.9%)
               MAJOR BANKS
  1,950,000    Allied Irish Banks PLC...................................................................      21,255,554
                                                                                                          --------------

               ITALY (2.3%)
               MAJOR BANKS
  1,150,000    San Paolo - IMI SpA......................................................................      18,681,288
                                                                                                          --------------
               MAJOR TELECOMMUNICATIONS
  3,300,000    Telecom Italia SpA.......................................................................      17,985,468
                                                                                                          --------------
               WIRELESS COMMUNICATIONS
  3,800,000    Telecom Italia Mobile SpA................................................................      17,862,003
                                                                                                          --------------
               TOTAL ITALY..............................................................................      54,528,759
                                                                                                          --------------
               JAPAN (13.3%)
               BEVERAGES: ALCOHOLIC
  1,750,000    Kirin Brewery Co., Ltd...................................................................      17,947,889
                                                                                                          --------------
               DEPARTMENT STORES
  1,250,000    Marui Co., Ltd...........................................................................      19,368,475
                                                                                                          --------------
               ELECTRICAL PRODUCTS
  1,620,000    Matsushita Electric Works, Ltd...........................................................      18,605,377
                                                                                                          --------------
               ELECTRONIC COMPONENTS
    140,000    TDK Corp.................................................................................      17,721,519
                                                                                                          --------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
    110,000    Kyocera Corp.............................................................................      16,769,842
    740,000    Matsushita Electric Industrial Co., Ltd..................................................      19,349,533
    700,000    NEC Corp.................................................................................      15,878,222
                                                                                                          --------------
                                                                                                              51,997,597
                                                                                                          --------------
 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               ELECTRONICS/APPLIANCES
  1,200,000    Sharp Corp...............................................................................  $   18,538,298
    170,000    Sony Corp................................................................................      17,215,190
                                                                                                          --------------
                                                                                                              35,753,488
                                                                                                          --------------
               FINANCE/RENTAL/LEASING
    220,000    Acom Co., Ltd............................................................................      18,294,373
                                                                                                          --------------
               MOTOR VEHICLES
    550,000    Honda Motor Co...........................................................................      20,225,446
    515,000    Toyota Motor Corp........................................................................      20,318,304
                                                                                                          --------------
                                                                                                              40,543,750
                                                                                                          --------------
               PHARMACEUTICALS: MAJOR
    315,000    Takeda Chemical Industries, Ltd..........................................................      20,780,745
                                                                                                          --------------
               PHARMACEUTICALS: OTHER
    625,000    Taisho Pharmaceutical Co., Ltd...........................................................      19,287,628
                                                                                                          --------------
               RECREATIONAL PRODUCTS
    105,000    Nintendo Co., Ltd........................................................................      19,141,181
                                                                                                          --------------
               TOBACCO
      2,600    Japan Tobacco, Inc.......................................................................      20,371,431
                                                                                                          --------------
               WIRELESS COMMUNICATIONS
        673    NTT DoCoMo, Inc..........................................................................      19,276,541
                                                                                                          --------------

               TOTAL JAPAN..............................................................................     319,089,994
                                                                                                          --------------

               NETHERLANDS (3.9%)
               CHEMICALS: SPECIALTY
    610,500    DSM NV...................................................................................      17,637,982
                                                                                                          --------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
    417,100    Koninklijke (Royal) Philips Electronics NV...............................................      17,939,581
                                                                                                          --------------
               FINANCIAL CONGLOMERATES
    310,000    ING Groep NV.............................................................................      20,635,402
                                                                                                          --------------
               FINANCIAL PUBLISHING/SERVICES
    850,000    Wolters Kluwer NV........................................................................      17,241,145
                                                                                                          --------------
               FOOD: MAJOR DIVERSIFIED
    425,000    Unilever NV..............................................................................      20,614,412
                                                                                                          --------------

               TOTAL NETHERLANDS........................................................................      94,068,522
                                                                                                          --------------

               PORTUGAL (0.7%)
               MAJOR TELECOMMUNICATIONS
  1,650,000    Portugal Telecom S.A. (Registered Shares)................................................      16,952,323
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               SINGAPORE (0.9%)
               AIRLINES
  1,000,000    Singapore Airlines Ltd...................................................................  $    9,482,758
                                                                                                          --------------
               MAJOR BANKS
  1,000,000    DBS Group Holdings Ltd...................................................................      11,034,483
                                                                                                          --------------

               TOTAL SINGAPORE..........................................................................      20,517,241
                                                                                                          --------------
               SPAIN (2.2%)
               ELECTRIC UTILITIES
  1,500,000    Iberdrola S.A............................................................................      19,049,040
                                                                                                          --------------
               MAJOR BANKS
  1,800,000    Banco Santander Central Hispano, S.A.....................................................      19,747,505
                                                                                                          --------------
               OIL REFINING/MARKETING
    825,000    Repsol-YPF, S.A..........................................................................      15,169,782
                                                                                                          --------------
               TOTAL SPAIN..............................................................................      53,966,327
                                                                                                          --------------

               SWEDEN (2.2%)
               ELECTRONICS/APPLIANCES
  1,055,000    Electrolux AB (Series B).................................................................      13,239,473
                                                                                                          --------------
               ENGINEERING & CONSTRUCTION
    375,000    Skanska AB (B Shares)....................................................................      12,853,920
                                                                                                          --------------
               INDUSTRIAL MACHINERY
    675,000    Sandvik AB (B Shares)....................................................................      13,546,204
                                                                                                          --------------
               REGIONAL BANKS
  1,950,000    Nordbanken Holding AB....................................................................      13,954,574
                                                                                                          --------------

               TOTAL SWEDEN.............................................................................      53,594,171
                                                                                                          --------------
               SWITZERLAND (6.0%)
               FOOD: MAJOR DIVERSIFIED
     11,000    Nestle S.A. (Registered Shares)..........................................................      22,929,936
                                                                                                          --------------
               MAJOR BANKS
    175,000    UBS AG (Registered Shares)...............................................................      23,306,311
                                                                                                          --------------
               MAJOR TELECOMMUNICATIONS
     90,000    Swisscom AG (Registered Shares)..........................................................      22,070,064
                                                                                                          --------------
               OTHER CONSUMER SPECIALTIES
      8,500    Compagnie Financiere Richemont AG (Series A).............................................      25,568,906
                                                                                                          --------------
 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               PHARMACEUTICALS: MAJOR
     16,000    Novartis AG (Registered Shares)..........................................................  $   24,551,245
                                                                                                          --------------
               PROPERTY - CASUALTY INSURERS
     13,000    Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares).......................      24,840,764
                                                                                                          --------------

               TOTAL SWITZERLAND........................................................................     143,267,226
                                                                                                          --------------

               UNITED KINGDOM (11.6%)
               AEROSPACE & DEFENSE
  2,900,000    BAE Systems PLC..........................................................................      15,595,939
                                                                                                          --------------
               AIRLINES
  3,600,000    British Airways PLC......................................................................      15,156,866
                                                                                                          --------------
               APPAREL/FOOTWEAR RETAIL
  2,000,000    Next PLC.................................................................................      21,231,694
                                                                                                          --------------
               BEVERAGES: ALCOHOLIC
  1,700,000    Bass PLC.................................................................................      16,656,787
  2,125,100    Diageo PLC...............................................................................      18,927,634
                                                                                                          --------------
                                                                                                              35,584,421
                                                                                                          --------------
               CONSTRUCTION MATERIALS
  2,700,000    Hanson PLC...............................................................................      14,997,739
                                                                                                          --------------
               ELECTRIC UTILITIES
  2,450,000    PowerGen PLC.............................................................................      18,716,968
  2,000,000    United Utilities PLC.....................................................................      20,244,516
                                                                                                          --------------
                                                                                                              38,961,484
                                                                                                          --------------
               ELECTRONIC COMPONENTS
  6,000,000    Cookson Group PLC........................................................................      16,752,558
                                                                                                          --------------
               FINANCIAL CONGLOMERATES
  1,000,000    HSBC Holdings PLC........................................................................      13,979,915
                                                                                                          --------------
               MAJOR BANKS
    900,000    Royal Bank of Scotland Group PLC.........................................................      18,936,137
                                                                                                          --------------
               MAJOR TELECOMMUNICATIONS
  1,450,000    British Telecommunications PLC...........................................................      15,190,017
                                                                                                          --------------
               MOVIES/ENTERTAINMENT
  8,272,000    Rank Group PLC...........................................................................      20,049,202
                                                                                                          --------------
               STEEL
 14,000,000    Corus Group PLC..........................................................................      10,571,645
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               TOBACCO
  3,200,000    British American Tobacco PLC.............................................................  $   20,604,026
                                                                                                          --------------
               WATER UTILITIES
  1,798,000    Severn Trent PLC.........................................................................      19,471,423
                                                                                                          --------------
               TOTAL UNITED KINGDOM.....................................................................     277,083,066
                                                                                                          --------------

               UNITED STATES (31.4%)
               ALUMINUM
    770,000    Alcoa, Inc...............................................................................      19,490,625
                                                                                                          --------------
               AUTOMOTIVE AFTERMARKET
  1,025,000    Goodyear Tire & Rubber Co. (The).........................................................      18,450,000
                                                                                                          --------------
               CHEMICALS: MAJOR DIVERSIFIED
    795,000    Dow Chemical Co..........................................................................      19,825,312
                                                                                                          --------------
               COMPUTER PROCESSING HARDWARE
    755,000    Compaq Computer Corp.....................................................................      20,822,900
    215,000    Hewlett-Packard Co.......................................................................      20,855,000
    190,000    International Business Machines Corp.....................................................      21,375,000
                                                                                                          --------------
                                                                                                              63,052,900
                                                                                                          --------------
               DEPARTMENT STORES
    680,000    Sears, Roebuck & Co......................................................................      22,045,600
                                                                                                          --------------
               DISCOUNT STORES
    850,000    Target Corp..............................................................................      21,781,250
                                                                                                          --------------
               ELECTRIC UTILITIES
    370,000    FPL Group, Inc...........................................................................      24,327,500
    760,000    GPU, Inc.................................................................................      24,652,500
                                                                                                          --------------
                                                                                                              48,980,000
                                                                                                          --------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
     82,001    Agilent Technologies, Inc.*..............................................................       4,012,924
  1,200,000    Xerox Corp...............................................................................      18,075,000
                                                                                                          --------------
                                                                                                              22,087,924
                                                                                                          --------------
               ENGINEERING & CONSTRUCTION
    800,000    Fluor Corp...............................................................................      24,000,000
                                                                                                          --------------
               FINANCE/RENTAL/LEASING
    620,000    Associates First Capital Corp. (Class A).................................................      23,560,000
                                                                                                          --------------
               FOOD RETAIL
    775,000    Albertson's, Inc.........................................................................      16,275,000
                                                                                                          --------------
 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES
    650,000    Honeywell International, Inc.............................................................  $   23,156,250
    265,000    Minnesota Mining & Manufacturing Co......................................................      24,148,125
                                                                                                          --------------
                                                                                                              47,304,375
                                                                                                          --------------
               INFORMATION TECHNOLOGY SERVICES
    525,000    Electronic Data Systems Corp.............................................................      21,787,500
                                                                                                          --------------
               INTEGRATED OIL
    270,000    Chevron Corp.............................................................................      23,017,500
                                                                                                          --------------
               MAJOR BANKS
    430,000    Bank of America Corp.....................................................................      22,521,250
    945,000    KeyCorp..................................................................................      23,920,312
                                                                                                          --------------
                                                                                                              46,441,562
                                                                                                          --------------
               MAJOR TELECOMMUNICATIONS
    485,000    SBC Communications, Inc..................................................................      24,250,000
    530,000    Verizon Communications...................................................................      25,671,875
                                                                                                          --------------
                                                                                                              49,921,875
                                                                                                          --------------
               MOTOR VEHICLES
    917,791    Ford Motor Co............................................................................      23,231,585
     68,739    Visteon Corp.............................................................................       1,039,677
                                                                                                          --------------
                                                                                                              24,271,262
                                                                                                          --------------
               OIL REFINING/MARKETING
    755,000    Ashland, Inc.............................................................................      25,434,063
    835,000    USX-Marathon Group.......................................................................      23,693,125
                                                                                                          --------------
                                                                                                              49,127,188
                                                                                                          --------------
               OTHER METALS/MINERALS
    565,000    Phelps Dodge Corp........................................................................      23,588,750
                                                                                                          --------------
               PACKAGED SOFTWARE
    800,000    Computer Associates International, Inc...................................................      20,150,000
                                                                                                          --------------
               PHARMACEUTICALS: MAJOR
    415,000    Bristol-Myers Squibb Co..................................................................      23,706,875
                                                                                                          --------------
               PULP & PAPER
    750,000    International Paper Co...................................................................      21,515,625
                                                                                                          --------------
               RECREATIONAL PRODUCTS
    410,000    Eastman Kodak Co.........................................................................      16,758,750
                                                                                                          --------------
               SAVINGS BANKS
    625,000    Washington Mutual, Inc...................................................................      24,882,813
                                                                                                          --------------
               SEMICONDUCTORS
    345,000    Intel Corp...............................................................................      14,339,063
                                                                                                          --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                                                                     VALUE
------------------------------------------------------------------------------------------------------------------------
               TOBACCO
    820,000    Philip Morris Companies, Inc.............................................................  $   24,138,750
                                                                                                          --------------
               TRUCKS/CONSTRUCTION/ FARM MACHINERY
    625,000    Deere & Co...............................................................................      20,781,251
                                                                                                          --------------

               TOTAL UNITED STATES......................................................................     751,281,750
                                                                                                          --------------

               TOTAL COMMON STOCKS (COST $2,288,280,013)................................................   2,297,321,445
                                                                                                          --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
               SHORT-TERM INVESTMENT (a) (3.4%)
               U.S. GOVERNMENT AGENCY

   $82,200     Federal Home Loan Mortgage Assoc. 6.32% due 10/02/00 (COST $82,185,569)..................      82,185,569
                                                                                                          --------------

TOTAL INVESTMENTS
(COST $2,370,465,582) (b)...............................................................   99.4%    2,379,507,014

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.6        14,548,257
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,394,055,271
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $314,946,626 and the aggregate gross unrealized depreciation is $305,905,194, resulting in net unrealized appreciation of $9,041,432.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2000:

                                                        UNREALIZED
     CONTRACTS           IN EXCHANGE       DELIVERY    APPRECIATION
    TO DELIVER               FOR             DATE     (DEPRECIATION)
--------------------------------------------------------------------
     EUR  3,952,506       $    3,488,087  10/02/2000   $      2,372
     GBP  3,708,495       $    5,422,190  10/02/2000        (41,906)
    JPY 202,798,716       $    1,882,123  10/02/2000          8,347
    $     3,981,687        EUR 4,501,624  10/03/2000        (11,704)
     HKD 11,262,724       $    1,444,587  10/03/2000             74
     $    1,428,597        SGD 2,484,758  10/03/2000           (575)
      EUR 3,055,742       $    2,702,956  10/04/2000          8,098
      HKD 9,659,412       $    1,238,879  10/04/2000             --
     $    2,496,182        SGD 4,340,361  10/04/2000         (1,722)
      EUR 2,831,738       $    2,494,724  10/05/2000         (2,577)
      GBP 1,452,702       $    2,143,549  10/05/2000          3,138
                                                       ------------
      Net unrealized depreciation...................   $    (36,455)
                                                       ============

CURRENCY ABBREVIATIONS:
------------------------

GBP  British Pound.
EUR  Euro.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.
SGD  Singapore Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS SEPTEMBER 30, 2000 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace & Defense.............................................................  $   15,595,939      0.7%
Airlines........................................................................      35,260,649      1.5
Aluminum........................................................................      31,123,794      1.3
Apparel/Footwear................................................................      18,590,452      0.8
Apparel/Footwear Retail.........................................................      21,231,694      0.9
Automotive Aftermarket..........................................................      35,117,910      1.5
Beverages: Alcoholic............................................................      53,532,310      2.2
Chemicals: Major Diversified....................................................      52,700,781      2.2
Chemicals: Specialty............................................................      17,637,982      0.8
Computer Processing Hardware....................................................      63,052,900      2.6
Construction Materials..........................................................      31,728,129      1.3
Containers/Packaging............................................................      27,350,550      1.1
Department Stores...............................................................      41,414,075      1.7
Discount Stores.................................................................      21,781,250      0.9
Electric Utilities..............................................................     120,457,415      5.0
Electrical Products.............................................................      18,605,377      0.8
Electronic Components...........................................................      34,474,077      1.4
Electronic Equipment/Instruments................................................      92,025,102      3.9
Electronics/Appliances..........................................................      48,992,961      2.1
Engineering & Construction......................................................      36,853,920      1.5
Finance/Rental/Leasing..........................................................      41,854,373      1.7
Financial Conglomerates.........................................................      67,108,301      2.8
Financial Publishing/Services...................................................      17,241,145      0.7
Food Retail.....................................................................      16,275,000      0.7
Food: Major Diversified.........................................................      43,544,349      1.8
Industrial Conglomerates........................................................     108,490,553      4.5
Industrial Machinery............................................................      13,546,204      0.6
Information Technology Services.................................................      38,719,980      1.6
Integrated Oil..................................................................      23,017,500      1.0
Major Banks.....................................................................     229,060,188      9.6
Major Telecommunications........................................................     144,148,098      6.0
Miscellaneous Manufacturing.....................................................      16,689,076      0.7
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Motor Vehicles..................................................................  $   80,411,854      3.4%
Movies/Entertainment............................................................      20,049,202      0.8
Multi-Line Insurance............................................................      20,980,401      0.9
Oil & Gas Pipelines.............................................................      14,276,587      0.6
Oil & Gas Production............................................................      11,970,945      0.5
Oil Refining/Marketing..........................................................      83,597,881      3.5
Other Consumer Specialties......................................................      25,568,906      1.1
Other Metals/Minerals...........................................................      23,588,750      1.0
Packaged Software...............................................................      20,150,000      0.8
Pharmaceuticals: Major..........................................................      69,038,865      2.9
Pharmaceuticals: Other..........................................................      19,287,628      0.8
Property - Casualty Insurers....................................................      24,840,764      1.0
Pulp & Paper....................................................................      21,515,625      0.9
Real Estate Development.........................................................      28,494,658      1.2
Recreational Products...........................................................      35,899,931      1.5
Regional Banks..................................................................      13,954,574      0.6
Savings Banks...................................................................      24,882,812      1.0
Semiconductors..................................................................      14,339,062      0.6
Steel...........................................................................      10,571,645      0.4
Telecommunication Equipment.....................................................      14,173,897      0.6
Tobacco.........................................................................      65,114,207      2.7
Trucks/Construction/Farm Machinery..............................................      20,781,251      0.9
U.S. Government Agency..........................................................      82,185,569      3.4
Water Utilities.................................................................      19,471,423      0.8
Wireless Communications.........................................................      37,138,543      1.6
                                                                                  --------------     ----
                                                                                  $2,379,507,014     99.4%
                                                                                  --------------     ----
                                                                                  --------------     ----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $2,297,321,445     96.0%
Short-Term Investment...........................................................      82,185,569      3.4
                                                                                  --------------     ----
                                                                                  $2,379,507,014     99.4%
                                                                                  --------------     ----
                                                                                  --------------     ----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $2,370,465,582)...................................  $2,379,507,014
Cash........................................................................................         108,430
Receivable for:
    Investments sold........................................................................      26,972,901
    Dividends...............................................................................       6,658,359
    Foreign withholding taxes reclaimed.....................................................       3,144,566
    Shares of beneficial interest sold......................................................         407,605
Prepaid expenses and other assets...........................................................         134,961
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,416,933,836
                                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts..........................          36,455
Payable for:
    Investments purchased...................................................................      14,025,816
    Shares of beneficial interest repurchased...............................................       4,870,073
    Plan of distribution fee................................................................       1,952,441
    Investment management fee...............................................................       1,476,035
Accrued expenses and other payables.........................................................         517,745
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      22,878,565
                                                                                              --------------
     NET ASSETS.............................................................................  $2,394,055,271
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $2,413,108,542
Net unrealized appreciation.................................................................       8,561,393
Accumulated undistributed net investment income.............................................       4,464,650
Accumulated net realized loss...............................................................     (32,079,314)
                                                                                              --------------
     NET ASSETS.............................................................................  $2,394,055,271
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $36,569,161
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       3,259,435
     NET ASSET VALUE PER SHARE..............................................................          $11.22
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $11.84
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,270,928,338
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     202,715,743
     NET ASSET VALUE PER SHARE..............................................................          $11.20
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $14,943,921
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,339,613
     NET ASSET VALUE PER SHARE..............................................................          $11.16
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $71,613,851
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       6,368,654
     NET ASSET VALUE PER SHARE..............................................................          $11.24
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $3,973,317 foreign withholding tax)........................................  $  40,236,157
Interest.....................................................................................      2,377,407
                                                                                               -------------

     TOTAL INCOME............................................................................     42,613,564
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         52,289
Plan of distribution fee (Class B shares)....................................................     13,181,909
Plan of distribution fee (Class C shares)....................................................         83,453
Investment management fee....................................................................      9,977,984
Transfer agent fees and expenses.............................................................      1,913,424
Custodian fees...............................................................................        350,933
Shareholder reports and notices..............................................................        118,604
Registration fees............................................................................         40,660
Professional fees............................................................................         37,529
Trustees' fees and expenses..................................................................          9,191
Other........................................................................................            334
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     25,766,310
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................     16,847,254
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments..............................................................................     15,399,421
    Foreign exchange transactions............................................................       (327,899)
                                                                                               -------------

     NET GAIN................................................................................     15,071,522
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (156,315,628)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................       (306,466)
                                                                                               -------------

     NET DEPRECIATION........................................................................   (156,622,094)
                                                                                               -------------

     NET LOSS................................................................................   (141,550,572)
                                                                                               -------------

NET DECREASE.................................................................................  $(124,703,318)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX       FOR THE YEAR
                                                                             MONTHS ENDED         ENDED
                                                                          SEPTEMBER 30, 2000  MARCH 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................    $   16,847,254    $   34,054,425
Net realized gain.......................................................        15,071,522       415,807,416
Net change in unrealized appreciation...................................      (156,622,094)     (204,074,148)
                                                                            --------------    --------------

     NET INCREASE (DECREASE)............................................      (124,703,318)      245,787,693
                                                                            --------------    --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares......................................................          (298,592)         (928,326)
    Class B shares......................................................       (14,051,105)      (45,697,105)
    Class C shares......................................................           (91,045)         (244,145)
    Class D shares......................................................          (603,905)       (1,628,170)
Net realized gain
    Class A shares......................................................        (2,078,262)       (4,957,870)
    Class B shares......................................................      (136,009,940)     (368,305,589)
    Class C shares......................................................          (862,075)       (1,935,417)
    Class D shares......................................................        (3,860,315)       (7,932,181)
                                                                            --------------    --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..................................      (157,855,239)     (431,628,803)
                                                                            --------------    --------------
Net decrease from transactions in shares of beneficial interest.........      (336,248,571)     (256,234,981)
                                                                            --------------    --------------

     NET DECREASE.......................................................      (618,807,128)     (442,076,091)

NET ASSETS:
Beginning of period.....................................................     3,012,862,399     3,454,938,490
                                                                            --------------    --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,464,650 AND
    $2,662,043, RESPECTIVELY)...........................................    $2,394,055,271    $3,012,862,399
                                                                            ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $47,519,953 at September 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $243, $1,433,733 and $2,275, respectively and received $8,482 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2000 aggregated $622,031,973 and $1,033,682,452, respectively.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

For the six months ended September 30, 2000, the Fund incurred $92,715 in brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended September 30, 2000, the Fund incurred brokerage commissions of $622,704 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $123,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,281. At September 30, 2000, the Fund had an accrued pension liability of $66,271 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $11,000 during fiscal 2000.

As of March 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2000 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                       SEPTEMBER 30, 2000             MARCH 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      940,067  $  11,350,006     4,124,442  $  54,870,198
Reinvestment of dividends and distributions......................      192,744      2,237,757       426,081      5,518,151
Redeemed.........................................................   (1,478,163)   (17,731,193)   (3,648,207)   (47,923,994)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class A................................     (345,352)    (4,143,430)      902,316     12,464,355
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................    3,375,074     40,728,354    17,079,751    231,824,851
Reinvestment of dividends and distributions......................   11,956,708    138,936,947    29,414,839    382,988,816
Redeemed.........................................................  (43,141,033)  (513,094,591)  (69,348,420)  (907,049,946)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................  (27,809,251)  (333,429,290)  (22,853,830)  (292,236,279)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................      145,649      1,752,271       606,768      8,206,945
Reinvestment of dividends and distributions......................       79,019        914,250       161,933      2,091,513
Redeemed.........................................................     (286,884)    (3,401,499)     (404,616)    (5,255,312)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class C................................      (62,216)      (734,978)      364,085      5,043,146
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................    2,000,949     24,328,629     3,357,181     45,082,025
Reinvestment of dividends and distributions......................      374,496      4,355,388       724,675      9,401,482
Redeemed.........................................................   (2,191,120)   (26,624,890)   (2,666,619)   (35,989,710)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class D...........................................      184,325      2,059,127     1,415,237     18,493,797
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................  (28,032,494) $(336,248,571)  (20,172,192) $(256,234,981)
                                                                   ===========  =============   ===========  =============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 2000, there were outstanding forward contracts.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                   FOR THE PERIOD
                                                            FOR THE SIX         FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                         SEPTEMBER 30, 2000    MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
                                                            (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $ 12.46              $ 13.20           $ 14.43          $ 14.91
                                                               -------              -------           -------          -------

Income (loss) from investment operations:
   Net investment income................................          0.12                 0.22              0.17             0.09
   Net realized and unrealized gain (loss)..............         (0.64)                0.86             (0.04)            0.62
                                                               -------              -------           -------          -------

Total income (loss) from investment operations..........         (0.52)                1.08              0.13             0.71
                                                               -------              -------           -------          -------

Less dividends and distributions from:
   Net investment income................................         (0.09)               (0.29)            (0.14)           (0.16)
   Net realized gain....................................         (0.63)               (1.53)            (1.22)           (1.03)
                                                               -------              -------           -------          -------

Total dividends and distributions.......................         (0.72)               (1.82)            (1.36)           (1.19)
                                                               -------              -------           -------          -------

Net asset value, end of period..........................       $ 11.22              $ 12.46           $ 13.20          $ 14.43
                                                               =======              =======           =======          =======

TOTAL RETURN+...........................................         (4.38)%(1)            8.00%             1.10%            5.77%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................          1.15 %(2)(3)         1.13%(3)          1.12%(3)         1.17%(2)

Net investment income...................................          1.64 %(2)(3)         1.61%(3)          1.39%(3)         1.02%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................       $36,569              $44,929           $35,673          $13,027

Portfolio turnover rate.................................            24 %(1)              41%               47%              51%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                       FOR THE SIX                         FOR THE YEAR ENDED MARCH 31
                                      MONTHS ENDED          ----------------------------------------------------------
                                  SEPTEMBER 30, 2000++          2000++              1999++              1998*++
----------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period.........................          $12.46                $13.19              $14.44              $13.30
                                          ------                ------              ------              ------

Income (loss) from investment
 operations:
   Net investment income........            0.07                  0.13                0.10                0.11
   Net realized and unrealized
   gain (loss)..................           (0.64)                 0.86               (0.06)               2.79
                                          ------                ------              ------              ------

Total income (loss) from
 investment operations..........           (0.57)                 0.99                0.04                2.90
                                          ------                ------              ------              ------

Less dividends and distributions
 from:
   Net investment income........           (0.06)                (0.19)              (0.07)              (0.12)
   Net realized gain............           (0.63)                (1.53)              (1.22)              (1.64)
                                          ------                ------              ------              ------

Total dividends and
 distributions..................           (0.69)                (1.72)              (1.29)              (1.76)
                                          ------                ------              ------              ------

Net asset value, end of
 period.........................          $11.20                $12.46              $13.19              $14.44
                                          ======                ======              ======              ======

TOTAL RETURN+...................           (4.75)%(1)             7.30%               0.42%              23.41%

RATIOS TO AVERAGE NET ASSETS:
Expenses........................            1.90 %(2)(3)          1.79%(3)            1.78%(3)            1.71%

Net investment income...........            0.89 %(2)(3)          0.95%(3)            0.74%(3)            0.80%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.......................          $2,271                $2,873              $3,343              $3,812

Portfolio turnover rate.........              24 %(1)               41%                 47%                 51%

                                      FOR THE YEAR ENDED MARCH 31
                                  -----------------------------------
                                       1997                1996
--------------------------------  ---------------

CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
 period.........................      $12.86              $11.41
                                      ------              ------
Income (loss) from investment
 operations:
   Net investment income........        0.12                0.13
   Net realized and unrealized
   gain (loss)..................        1.44                1.96
                                      ------              ------
Total income (loss) from
 investment operations..........        1.56                2.09
                                      ------              ------
Less dividends and distributions
 from:
   Net investment income........       (0.13)              (0.15)
   Net realized gain............       (0.99)              (0.49)
                                      ------              ------
Total dividends and
 distributions..................       (1.12)              (0.64)
                                      ------              ------
Net asset value, end of
 period.........................      $13.30              $12.86
                                      ======              ======
TOTAL RETURN+...................       12.58%              18.77%
RATIOS TO AVERAGE NET ASSETS:
Expenses........................        1.75%               1.85%
Net investment income...........        0.93%               1.05%
SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.......................      $3,038              $2,434
Portfolio turnover rate.........          40%                 40%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                     FOR THE PERIOD
                                         FOR THE SIX          FOR THE YEAR        FOR THE YEAR       JULY 28, 1997*
                                        MONTHS ENDED              ENDED               ENDED              THROUGH
                                     SEPTEMBER 30, 2000      MARCH 31, 2000      MARCH 31, 1999      MARCH 31, 1998
--------------------------------------------------------------------------------------------------------------------
                                         (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period............................        $ 12.42               $ 13.17             $ 14.42             $14.91
                                           -------               -------             -------             ------

Income (loss) from investment
 operations:
   Net investment income...........           0.07                  0.11                0.08               0.02
   Net realized and unrealized gain
   (loss)..........................          (0.63)                 0.87               (0.05)              0.62
                                           -------               -------             -------             ------

Total income (loss) from investment
 operations........................          (0.56)                 0.98                0.03               0.64
                                           -------               -------             -------             ------

Less dividends and distributions
 from:
   Net investment income...........          (0.07)                (0.20)              (0.06)             (0.10)
   Net realized gain...............          (0.63)                (1.53)              (1.22)             (1.03)
                                           -------               -------             -------             ------

Total dividends and
 distributions.....................          (0.70)                (1.73)              (1.28)             (1.13)
                                           -------               -------             -------             ------

Net asset value, end of period.....        $ 11.16               $ 12.42             $ 13.17             $14.42
                                           =======               =======             =======             ======

TOTAL RETURN+......................          (4.75)%(1)             7.22%               0.37%              5.26%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................           1.90 %(2)(3)          1.90%(3)            1.85%(3)           1.92%(2)

Net investment income..............           0.89 %(2)(3)          0.84%(3)            0.66%(3)           0.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................        $14,944               $17,406             $13,664             $9,711

Portfolio turnover rate............             24 %(1)               41%                 47%                51%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                   FOR THE PERIOD
                                                            FOR THE SIX         FOR THE YEAR      FOR THE YEAR     JULY 28, 1997*
                                                            MONTHS ENDED           ENDED             ENDED            THROUGH
                                                         SEPTEMBER 30, 2000    MARCH 31, 2000    MARCH 31, 1999    MARCH 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
                                                            (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period....................       $ 12.48              $ 13.21           $ 14.44          $ 14.91
                                                               -------              -------           -------          -------

Income (loss) from investments operations:
   Net investment income................................          0.13                 0.25              0.20             0.11
   Net realized and unrealized gain (loss)..............         (0.64)                0.86             (0.05)            0.62
                                                               -------              -------           -------          -------

Total income (loss) from investment operations..........         (0.51)                1.11              0.15             0.73
                                                               -------              -------           -------          -------

Less dividends and distributions from:
   Net investment income................................         (0.10)               (0.31)            (0.16)           (0.17)
   Net realized gain....................................         (0.63)               (1.53)            (1.22)           (1.03)
                                                               -------              -------           -------          -------

Total dividends and distributions.......................         (0.73)               (1.84)            (1.38)           (1.20)
                                                               -------              -------           -------          -------

Net asset value, end of period..........................       $ 11.24              $ 12.48           $ 13.21          $ 14.44
                                                               =======              =======           =======          =======

TOTAL RETURN+...........................................         (4.31)%(1)            8.28%             1.27%            5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses................................................          0.90 %(2)(3)         0.90%(3)          0.90%(3)         0.92%(2)

Net investment income...................................          1.89 %(2)(3)         1.84%(3)          1.61%(3)         1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.................       $71,614              $77,195           $63,013          $20,032

Portfolio turnover rate.................................            24 %(1)              41%               47%              51%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH
SECURITIES
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Paul D. Vance
Vice President
Matthew T. Haynes
Assistant Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing. Morgan Stanley Dean Witter
Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
GLOBAL DIVIDEND
GROWTH SECURITIES



SEMIANNUAL REPORT
SEPTEMBER 30, 2000